CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 117.5	$ 20.9	$ 13.5
Operating costs and expenses:
Cost of revenues	73.4	31.9	28.4
Product development	129.7	112.3	58.3
Sales, general and administrative	277.8	174.9	57.3
Depreciation and amortization	77.3	29.3	27.5
Total operating costs and expenses	558.2	348.4	171.5
Loss from operations	(440.7)	(327.5)	(158.0)
Interest income	63.6	3.3	1.0
Income/(loss) from equity method investments	0.4	(10.9)	(14.0)
Other loss, net	(17.3)	(4.3)	(7.9)
Net loss before income taxes	(394.0)	(339.4)	(178.9)
Income tax expense	(0.5)	2.1	1.1
Net loss from continuing operations	(393.5)	(341.5)	(180.0)
Discontinued operations:
Net income from discontinued operations, net of tax	477.7	607.4	1,050.7
Income from revaluation of investment in equity securities held for sale	59.0
Loss from disposal	(784.6)
Net income / (loss) from discontinued operations	(247.9)	607.4	1,050.7
Net income/(loss)	(641.4)	265.9	870.7
Net income from discontinued operations attributable to noncontrolling interests		(24.6)	(125.1)
Net income / (loss) attributable to Nebius Group N.V.	$ (641.4)	$ 241.3	$ 745.6
Net loss from continuing operations per Class A and Class B share:
Basic ( in dollars per share)	$ (1.4)	$ (0.92)	$ (0.49)
Diluted ( in dollars per share)	(1.4)	(0.92)	(0.49)
Net income / (loss) from discontinued operations per Class A and Class B share:
Basic ( in dollars per share)	(0.88)	1.57	2.52
Diluted ( in dollars per share)	(0.88)	1.57	2.08
Net income/(loss) per Class A and Class B share:
Basic ( in dollars per share)	(2.28)	0.65	2.03
Diluted ( in dollars per share)	$ (2.28)	$ 0.65	$ 1.59
Weighted average number of Class A and Class B shares used in per share computation:
Basic (in shares)	281,005,226	370,839,686	368,020,254
Diluted (in shares)	281,005,226	370,839,686	368,020,254